DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2018
Disclosure of debt instruments [text block] [Abstract]
Disclosure of debt instruments [text block]

27    Debt securities in issue

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Medium-term notes issued	17,314	18,763	16,221	17,663
Covered bonds (note 28)	28,194	26,132	22,351	19,638
Certificates of deposit issued	6,667	9,999	6,667	9,999
Securitisation notes (note 28)	5,480	3,730	–	–
Commercial paper	6,878	3,241	4,548	858
Total debt securities in issue	64,533	61,865	49,787	48,158

At 31 December 2018 £44,749 million (2017: £41,749 million) of debt securities in issue of the Group and £32,923 million (2017: £30,096 million) of the Bank had a contractual residual maturity of greater than one year.